Reverse Takeover Transaction - Summary of Acquisition Costs (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Business Combination, Consideration Transferred [Abstract]
Fair value of 200,000 shares issued	$ 927
Transaction costs	460
Total purchase price	$ 1,387